Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-12260
Entity Incorporation, State or Country Code	O5
Entity Address, Address Line One	Calle Mario Pani No. 100
Entity Address, Address Line Two	Santa Fe Cuajimalpa
Entity Address, City or Town	Cuajimalpa de Morelos
Entity Address, Postal Zip Code	05348
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Shell Company	false
Document Shell Company Report	false
Entity Registrant Name	COCA COLA FEMSA SAB DE CV
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Entity Central Index Key	0000910631
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Calle Mario Pani No. 100
Entity Address, Address Line Two	Santa Fe Cuajimalpa
Entity Address, City or Town	Cuajimalpa de Morelos
Entity Address, Postal Zip Code	05348
Entity Address, Country	MX
Contact Personnel Name	Jorge Alejandro Collazo Pereda
City Area Code	52-55
Local Phone Number	1519-5000
Contact Personnel Email Address	kofmxinves@kof.com
American Depositary Shares, each representing 10 units
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 10 units
Trading Symbol	KOF
Security Exchange Name	NYSE
Units, each consisting of 3 Series B shares and 5 Series L shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of 3 Series B shares and 5 Series L shares, without par value
Series B shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Series B shares, without par value
Entity Common Stock, Shares Outstanding	1,575,624,195
Series L shares, without par value
Document Information [Line Items]
Title of 12(b) Security	Series L shares, without par value
Entity Common Stock, Shares Outstanding	2,626,040,325
2.750% Senior Notes Due 2030
Document Information [Line Items]
Title of 12(b) Security	2.750% Senior Notes due 2030
1.850% Senior Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	1.850% Senior Notes due 2032
Series A shares, without par value
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,936,628,152
Series D shares, without par value
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,668,365,424